CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY RUB in Millions, $ in Millions	Priority Share Issued and Outstanding shares	Ordinary Shares Issued and Outstanding USD ($) shares	Ordinary Shares Issued and Outstanding RUB shares	Treasury shares at cost USD ($)	Treasury shares at cost RUB	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB	Retained Earnings USD ($)	Retained Earnings RUB	USD ($)	RUB
Balance at Dec. 31, 2013			RUB 242.0		RUB (6,886.0)		RUB 15,701.0		RUB 2,042.0		RUB 35,498.0		RUB 46,597.0
Balance (in shares) at Dec. 31, 2013 | shares	1	323,655,509	323,655,509
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							1,210.0						1,210.0
Exercise of share options (Note 15)			RUB 1.0				188.0						189.0
Exercise of share options (Note 15) (in shares) | shares		1,434,480	1,434,480
Repurchases of shares (Note 13)					(8,436.0)								(8,436.0)
Repurchases of shares (Note 13) (in shares) | shares		(7,446,319)	(7,446,319)
Class B shares conversion			RUB (61.0)				61.0
Reissue of shares for options exercised					1,143.0		(1,143.0)
Issuance of convertible debt							442.0						442.0
Repurchase of convertible debt							(312.0)						(312.0)
Windfall tax benefit							45.0						45.0
Foreign currency translation adjustment, including reclassification									(1,019.0)				(1,019.0)
Net income											17,020.0		17,020.0
Balance at Dec. 31, 2014			RUB 182.0		(14,179.0)		16,192.0		1,023.0		52,518.0		55,736.0
Balance (in shares) at Dec. 31, 2014 | shares	1	317,643,670	317,643,670
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							2,718.0						2,718.0
Exercise of share options (Note 15)							166.0						166.0
Exercise of share options (Note 15) (in shares) | shares		1,608,501	1,608,501
Class B shares conversion			RUB (107.0)				107.0
Reissue of shares for options exercised					1,648.0		(1,648.0)
Repurchase of convertible debt							(307.0)						(307.0)
Windfall tax benefit							29.0						29.0
Foreign currency translation adjustment, including reclassification									2,076.0				2,076.0
Net income											9,679.0		9,679.0
Balance at Dec. 31, 2015			RUB 75.0		(12,531.0)		17,257.0		3,099.0		62,197.0		70,097.0
Balance (in shares) at Dec. 31, 2015 | shares	1	319,252,171	319,252,171
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							3,422.0						3,422.0
Exercise of share options (Note 15)							435.0						435.0
Exercise of share options (Note 15) (in shares) | shares		3,364,769	3,364,769
Tax withholding related to vesting of restricted stock units							(24.0)						(24.0)
Class B shares conversion			RUB 209.0				(209.0)
Reissue of shares for options exercised					4,163.0		(4,163.0)
Repurchase of convertible debt							(113.0)						(113.0)
Windfall tax benefit							(29.0)						(29.0)
Foreign currency translation adjustment, including reclassification									(2,203.0)			$ (36.3)	(2,203.0)
Net income											6,798.0		6,798.0
Decrease in ownership in subsidiaries							3.0						3.0
Change in fair value of redeemable NCI											(1,300.0)		(1,300.0)
Balance at Dec. 31, 2016		$ 4.7	RUB 284.0	$ (138.0)	RUB (8,368.0)	$ 273.3	RUB 16,579.0	$ 14.9	RUB 896.0	$ 1,116.0	RUB 67,695.0	$ 1,270.9	RUB 77,086.0
Balance (in shares) at Dec. 31, 2016 | shares	1	322,616,940	322,616,940